                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):  [_]  is a restatement.
                                   [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Mill Road Capital Management LLC
Address:  382 Greenwich Avenue, Suite One
          Greenwich, CT 06830

Form 13F File Number: 028-14342

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott Scharfman
Title:  Management Committee Director
Phone:  (203) 987-3500

Signature, Place, and Date of Signing:

/s/ Scott Scharfman        Greenwich, CT  May 15, 2013
--------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  22

Form 13F Information Table Value Total:  $106,818
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number Name

1    028-14344            Mill Road Capital GP LLC

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       Mill Road Capital Management LLC Form 13F Information Table Data
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
COLUMN 1         COLUMN 2 COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
--------         -------- --------- -------- ------------------ ------------ -------- ---------------------
                 TITLE OF            VALUE    SHRS OR  SH/ PUT/  INVESTMENT   OTHER
NAME OF ISSUER    CLASS    CUSIP    (x$1000)  PRN AMT  PRN CALL  DISCRETION  MANAGER    VOTING AUTHORITY
--------------   -------- --------- -------- --------- --- ---- ------------ -------- ---------------------
                                                                                      SOLE SHARED   NONE
                                                                                      ---- ------ ---------
ASTRO-MED INC
  NEW              COM    04638F108     343     35,837 SH       SHARED-OTHER    1                    35,837
ALLIED MOTION
  TECHNOLOGIES
  INC              COM    019330109     861    124,735 SH       SHARED-OTHER                        124,735
AMERICAN PAC
  CORP             COM    028740108  21,185    916,690 SH       SHARED-OTHER                        916,690
CACHE INC          COM
                   NEW    127150308   1,754    415,680 SH       SHARED-OTHER    1                   415,680
CROWN CRAFTS
  INC              COM    228309100   1,052    175,367 SH       SHARED-OTHER    1                   175,367
COLDWATER          COM
  CREEK INC        NEW    193068202   1,315    416,064 SH       SHARED-OTHER    1                   416,064
DESTINATION
  MATERNITY
  CORP             COM    25065D100  23,627  1,009,696 SH       SHARED-OTHER    1                 1,009,696
BARRY R G CORP
  OHIO             COM    068798107   8,587    641,286 SH       SHARED-OTHER                        641,286
AMBASSADORS
  GROUP INC        COM    023177108   3,498    811,624 SH       SHARED-OTHER    1                   811,624
GAIAM INC          CL A   36268Q103   4,171    993,017 SH       SHARED-OTHER                        993,017
GAMING
  PARTNERS INTL
  CORP             COM    36467A107   3,107    358,788 SH       SHARED-OTHER                        358,788
HARRIS
  INTERACTIVE
  INC              COM    414549105   7,166  4,265,493 SH       SHARED-OTHER    1                 4,265,493
LIFETIME BRANDS
  INC              COM    53222Q103   4,459    390,763 SH       SHARED-OTHER                        390,763
LYDALL INC DEL     COM    550819106   1,685    109,775 SH       SHARED-OTHER                        109,775
LEARNING TREE
  INTL INC         COM    522015106   3,078    831,771 SH       SHARED-OTHER                        831,771
MATERIAL
  SCIENCES CORP    COM    576674105   2,942    272,403 SH       SHARED-OTHER                        272,403
MOD PAC CORP       COM    607495108     212     28,601 SH       SHARED-OTHER    1                    28,601
NATIONAL
  TECHNICAL SYS
  INC              COM    638104109  12,767  1,362,556 SH       SHARED-OTHER    1                 1,362,556
SMTC CORP          COM
                   NEW    832682207   1,787    753,979 SH       SHARED-OTHER                        753,979
SUMMER INFANT
  INC              COM    865646103     230     87,784 SH       SHARED-OTHER                         87,784
MANAGEMENT
  NETWORK          COM
  GROUP INC        NEW    561693201   1,881    589,507 SH       SHARED-OTHER    1                   589,507
XO GROUP INC       COM    983772104   1,111    111,100 SH       SHARED-OTHER                        111,100
                                    106,818